Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Jul. 31, 2025 USD ($)
Subsequent Events [Line Items]
Bank provided	$ 5.0
Short-Term [Member]
Subsequent Events [Line Items]
Bank provided	$ 5.0